Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Based on the assessments by Company management, the activities of the Group expose it to market risk, primarily as a result of currency risk , credit risk and liquidity risk,

a.	Market risk:

1)	Currency risk

The Group’s activities are partly denominated in non-SEK currencies (primarily the USD and the New Israeli Shekel, or “NIS”), which exposes the Group to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Group’s income and equity is as follows:

	December 31, 2023
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(2)	(1)	23	1	3
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	(2)	(1)	23	1	3
Lease liability	8	4	(87)	(5)	(10)
Trade payables	2	1	(21)	(1)	(2)
Other payables	30	16	(334)	(18)	(37)
Total NIS-linked balances	30	16	(333)	(19)	(36)

USD-linked balances
Cash and cash equivalents	(116)	(61)	1,278	67	142
Short term bank deposits	(373)	(195)	4,102	216	456
Trade receivables	(14)	(8)	158	8	18
Loans from related party	89	46	(974)	(51)	(108)
Total USD- linked balances	(414)	(218)	4,406	240	508
Total	(384)	(202)	4,073	221	472

	December 31, 2022
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(6)	(3)	71	4	8
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	-	-	4	-	-
Lease liability	15	8	(166)	(9)	(18)
Trade payables	2	1	(25)	(1)	(3)
Other payables	26	13	(282)	(15)	(31)
Total NIS-linked balances	31	16	(335)	(18)	(37)

USD-linked balances
Cash and cash equivalents	(10)	(5)	110	6	12
Short term bank deposits	(455)	(238)	5,000	263	556
Loans from related party	86	45	(941)	(50)	(105)
Total USD- linked balances	(379)	(198)	4,169	219	463
Total	(348)	(182)	3,834	201	426

The Group also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

As shown in the table above, the Group is primarily exposed to changes in USD/SEK exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar-denominated financial instruments.

2)	Concentration of currency risk

Set forth below is certain data regarding U.S. dollar exchange rates:

	Exchange rate	Exchange rate
	of SEK per $1	of NIS per $1
As of December 31:
2021	9.0437	3.110
2022	10.4371	3.519
2023	10.0416	3.627

Percentage increase (decrease) in USD exchange rate:

2021	10.44%	(3.3)%
2022	15.41%	13.15%
2023	(3.8)%	3.1%

Set forth below is information on the linkage of monetary items by currency:

	December 31, 2023			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	2,739	23	1,278	238
Short term bank deposits	-	-	4,102	-
Restricted short term bank deposits	-	63	-	-
Trade receivables	-	-	158	44
Other receivables	77	23	-	8
	2,816	109	5,538	290
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	974	78
Current maturities of lease liability	-	87	-	-
Accounts payable and accruals:
Trade	30	21	-	-
Other	159	334	-	464
Non-current liabilities
Long-term loans, net of current maturities	-	-	-	62
	189	442	974	604
Net asset value	2,627	(333)	4,564	(314)

	December 31, 2022			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	5,014	71	110	100
Short term bank deposits	-	-	5,000	-
Restricted short term bank deposits	-	63	-	-
Other receivables	152	4	-	5
	5,166	138	5,110	105
Liabilities:
Current liabilities:	-	-	941	32
Current maturities of long-term loans	-	78	-	-
Current maturities of lease liability
Accounts payable and accruals:	50	25	-	-
Trade	124	282	-	327
Other
Non-current liabilities
Lease liabilities, net of current maturities	-	88	-	-
Long-term loans, net of current maturities	-	-	-	96
	174	473	941	455
Net asset value	4,992	(335)	4,169	(350)

3)	Fair value of financial instruments

As of December 31, 2023, and 2022, the financial instruments of the Group consist of non-derivative assets and liabilities (primarily working capital items, deposits and loans).

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in the consolidated statement of financial position is generally close or identical to their carrying amount.

4)	Exposure to market risk and management thereof

In the opinion of Group management, the market risk to which the Group is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Group management does not consider the interest rate risk to be material.

b.	Credit risk

Credit risk arises from bank balances at banks and outstanding receivables. Credit risk is managed by Group management. Only banks and credit institutions with a good credit rating are accepted which is why the credit risk is considered to be limited.

c.	Liquidity risk

Through careful liquidity management, the Group ensures that sufficient cash is available to meet the need in operating activities. At the same time, the Group ensures that it has sufficient cash and cash equivalents to enable debts to be paid when they fall due. Group management monitors rolling forecasts of the Group’s liquidity reserves on the basis of anticipated cash flows and maintains the liquidity balances at a level that is sufficient to meet its needs.

Information about financial liabilities due dates:

	December 31, 2023
	2024	2025	2026	2027	Total

Long-term loans from related party	974	-	-	-	974
Other long-term loan	66	31	30	28	155
Lease liabilities	94	-	-	-	94
Total	1,134	31	30	28	1,223

	December 31, 2022
	2023	2024	2025	2026	2027	Total
	in USD thousands

Long-term loans from related party	941	-	-	-	-	941
Other long-term loan	32	31	30	29	27	149
Lease liabilities	85	94	-	-	-	179
Total	905	114	20	20	20	1,079

d.	Changes in financial liabilities which are classified under cash flows provided from financing activities

See notes 8b, 10a and 11b for changes in financial liabilities.